Income (expenses) by nature	9 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Disclosure of expenses by nature [text block]
29 INCOME (EXPENSES) BY NATURE

	09/30/2025	09/30/2024
Cost of sales (1)
Personnel expenses	(1,655,870)	(1,158,918)
Costs of raw materials, materials and services	(10,193,836)	(7,942,922)
Logistics cost	(4,583,146)	(3,511,014)
Depreciation, depletion and amortization	(7,410,834)	(5,592,701)
Other	(947,366)	(435,255)
	(24,791,052)	(18,640,810)
Selling expenses
Personnel expenses	(281,771)	(236,663)
Services	(184,625)	(165,567)
Logistics cost	(1,077,476)	(890,229)
Depreciation and amortization	(727,420)	(717,720)
Other (2)	(171,801)	(71,608)
	(2,443,093)	(2,081,787)
General and administrative expenses
Personnel expenses	(1,217,486)	(986,136)
Services	(406,502)	(341,444)
Depreciation and amortization	(95,173)	(105,344)
Other (3)	(266,809)	(196,676)
	(1,985,970)	(1,629,600)
Other operating (expenses) income, net
Results from sales of other products, net	85,309	70,764
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(272,228)	(132,693)
Result on fair value adjustment of biological assets	(73,248)	539,003
Depreciation, amortization and other PPA realizations (4)	7,210	1,719
Provision for judicial liabilities	(155,276)	(113,173)
Other operating income (expenses), net	(1,549)	50,406
	(409,782)	416,026
(1)Includes R$485,199 related to maintenance downtime costing (R$320,212 as at September 30, 2024).
(2)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(3)Includes, substantially corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.
(4)Refers, substantially, to the write-off of contingent liabilities assumed in Fibria's PPA as disclosed in note 20.1.